Other non-current assets (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepayment for land use right (note 10)	¥ 0	$ 0	¥ 101,007
Deposits	43,510	6,328	26,324
Loans receivables	31,501	4,582	20,694
Other	6,028	877	8,430
Balance at the end of year	¥ 81,039	$ 11,787	¥ 156,455